REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Rebates	$ 2,853	$ 2,983
Chargebacks	1,162	1,273
Returns	480	506
Other	281	172
Sales reserves and allowances	$ 4,776	$ 4,934